Payroll and Social Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Payroll And Social Charges [Abstract]
Provision	$ 240,447	$ 353,000
Total installment payments	$ 251,349